UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)           (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of June 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 51.16%
Consumer Discretionary - 5.03%
*	Amazon.com, Inc.	375	$637,425
	McDonald's Corp.	4,000	626,760
	The Home Depot, Inc.	2,700	526,770
	The TJX Cos., Inc.	6,600	628,188
	The Walt Disney Co.	6,300	660,303
			3,079,446
Consumer Staples - 2.15%
	Altria Group, Inc.	6,175	350,678
	PepsiCo, Inc.	3,785	412,073
	The Procter & Gamble Co.	7,085	553,055
			1,315,806
Energy - 5.03%
	Chevron Corp.	4,525	572,096
	Enbridge, Inc.	25,848	922,515
	Exxon Mobil Corp.	11,000	910,030
	Schlumberger Ltd.	10,075	675,327
			3,079,968
Financials - 7.43%
	Bank of America Corp.	19,100	538,429
*	Berkshire Hathaway, Inc. - Class B	3,100	578,615
	Chubb Ltd.	3,075	390,586
	JPMorgan Chase & Co.	6,450	672,090
	Mastercard, Inc.	3,200	628,864
	The Charles Schwab Corp.	10,500	536,550
	The Goldman Sachs Group, Inc.	2,700	595,539
	The PNC Financial Services Group, Inc.	4,500	607,950
			4,548,623
Health Care - 5.52%
	Abbott Laboratories	9,000	548,910
	Amgen, Inc.	3,725	687,598
	Bristol-Myers Squibb Co.	12,000	664,080
	Johnson & Johnson	4,775	579,399
*	Regeneron Pharmaceuticals, Inc.	1,300	448,487
	Zimmer Biomet Holdings, Inc.	4,075	454,118
			3,382,592
Industrials - 5.16%
*	Gencor Industries, Inc.	20,000	323,000
	General Dynamics Corp.	2,400	447,384
	General Electric Co.	35,000	476,350
	Granite Construction, Inc.	8,000	445,280
	Rockwell Automation, Inc.	2,000	332,460
	Southwest Airlines Co.	9,000	457,920
	The LS Starrett Co.	10,878	69,619
*	Transcat, Inc.	10,054	190,021
	United Parcel Service, Inc.	3,925	416,953
			3,158,987

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued
Information Technology - 12.88%
	Activision Blizzard, Inc.	7,005	$534,622
*	Alphabet, Inc. - Class C	506	564,519
	Apple, Inc.	3,500	647,885
*	Check Point Software Technologies Ltd.	5,000	488,400
	Cisco Systems, Inc.	12,500	537,875
	Corning, Inc.	12,000	330,120
*	Facebook, Inc.	3,200	621,824
	FLIR Systems, Inc.	9,000	467,730
	Intel Corp.	10,000	497,100
	Microsoft Corp.	7,000	690,270
	NVIDIA Corp.	2,000	473,800
	Palo Alto Networks, Inc.	2,775	570,179
	QUALCOMM, Inc.	10,000	561,200
	ServiceNow, Inc.	3,000	517,410
	Universal Display Corp.	4,500	387,000
			7,889,934
Materials - 3.96%
	Albemarle Corp.	4,000	377,320
*	Canopy Growth Corp.	36,000	1,052,122
	Ecolab, Inc.	3,500	491,155
	Nucor Corp.	8,075	504,687
			2,425,284
Telecommunications - 2.15%
	Sky PLC	46,865	903,962
	Verizon Communications, Inc.	8,225	413,800
			1,317,762
Utilities - 1.85%
	Duke Energy Corp.	8,000	632,640
	NextEra Energy, Inc.	3,000	501,090
			1,133,730

	Total Common Stocks (Cost $25,162,737)		31,332,132

EXCHANGE-TRADED PRODUCTS - 3.23%
	First Trust Preferred Securities and Income ETF	34,525	658,046
	Vanguard Mortgage-Backed Securities ETF	18,555	953,913
	Schwab US Small-Cap ETF	5,000	367,850

	Total Exchange-Traded Products (Cost $1,966,491)		1,979,809

MUTUAL FUND - 1.10%
	Templeton Global Bond Fund	58,595	675,010

	Total Mutual Fund (Cost $682,705)		675,010

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2018
					Value (Note 1)

REAL ESTATE INVESTMENT TRUST - 1.21%			Shares
Ventas, Inc.			13,000		$740,480

Total Real Estate Investment Trust (Cost $705,426)					740,480

CORPORATE BONDS - 18.70%	Principal	Coupon Rate	Maturity Date
Apple, Inc.	$900,000	2.850%	5/6/2021		898,325
Apple, Inc.	55,000	2.869%	2/9/2022		55,675
Apple, Inc.	785,000	2.706%	5/11/2022		791,090
Bank of America Corp.	840,000	3.542%	10/21/2022		856,269
Caterpillar, Inc.	910,000	3.900%	5/27/2021		931,113
CVS Health Corp.	900,000	2.750%	12/1/2022		865,472
General Mills, Inc.	470,000	5.650%	2/15/2019		478,413
General Mills, Inc.	430,000	3.150%	12/15/2021		424,944
John Deere Capital Corp.	745,000	2.800%	1/27/2023		727,720
JPMorgan Chase & Co.	745,000	4.350%	8/15/2021		766,703
Microsoft Corp.	900,000	2.375%	5/1/2023		870,754
Norfolk Southern Corp.	350,000	3.250%	12/1/2021		349,531
Norfolk Southern Corp.	515,000	3.000%	4/1/2022		509,275
Oracle Corp.	920,000	2.400%	9/15/2023		874,062
Progress Energy, Inc.	300,000	7.050%	3/15/2019		308,947
The Southern Co.	895,000	2.450%	9/1/2018		894,476
US Bancorp	900,000	3.100%	4/27/2026		851,155

Total Corporate Bonds (Cost $11,715,160)					11,453,924

FEDERAL AGENCY OBLGATIONS - 6.85%
Federal Home Loan Banks	1,355,000	4.125%	3/13/2020		1,391,442
Federal National Mortgage Association	1,430,000	2.000%	1/5/2022		1,396,867
Federal National Mortgage Association	1,425,000	2.625%	9/6/2024		1,404,573

Total Federal Agency Obligations (Cost $4,262,679)					4,192,882

U.S. TREASURY NOTES - 13.62%
United States Treasury Note	2,905,000	1.000%	11/15/2019		2,848,262
United States Treasury Note	1,570,000	2.000%	11/30/2020		1,549,026
United States Treasury Note	2,950,000	1.625%	11/15/2022		2,818,402
United States Treasury Note	1,150,000	2.375%	8/15/2024		1,122,867

Total U.S. Treasury Notes (Cost $8,620,190)					8,338,557
	Number of	Exercise	Expiration	Notional
CALL OPTION PURCHASED - 0.07%	Contracts	Price	Date	Value
* Bristol-Myers Squibb Co.	100	$55.00	1/18/2019	$553,400	40,000

Total Call Option Purchased (Premiums Received $32,925)					40,000

SHORT-TERM INVESTMENT - 1.07%
§	Fidelity Investments Money Market Government		Shares
Portfolio - Institutional Class, 1.78%			656,705		656,705

Total Short-Term Investment (Cost $656,705)					656,705

					(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2018
				Value (Note 1)

Total Value of Investments (Cost $53,805,018) (a) - 97.01%				$59,409,499

Other Assets Less Liabilities - 2.99%				1,830,379

	Net Assets - 100%			$61,239,878

*	Non-income producing investment	§	Represents 7 day effective yield

The following abbreviation or acronym is used in this portfolio:
	LLC - Limited Liability Company

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation			$6,937,392
	Aggregate gross unrealized depreciation			(1,332,911)

	Net unrealized appreciation			$5,604,481

	Summary of Investments	% of Net
	by Sector	Assets	Value
	Consumer Discretionary	5.03%	$3,079,446
	Consumer Staples	2.15%	1,315,806
	Energy	5.03%	3,079,968
	Financials	7.43%	4,548,623
	Health Care	5.52%	3,382,592
	Industrials	5.16%	3,158,987
	Information Technology	12.88%	7,889,934
	Materials	3.96%	2,425,284
	Telecommunications	2.15%	1,317,762
	Utilities	1.85%	1,133,730
	Exchange-Traded Products	3.23%	1,979,809
	Mutual Fund	1.10%	675,010
	Real Estate Investment Trust	1.21%	740,480
	Corporate Bonds	18.70%	11,453,924
	Federal Agency Obligations	6.85%	4,192,882
	U.S. Treasury Notes	13.62%	8,338,557
	Call Option Purchased	0.07%	40,000
	Short-Term Investment	1.07%	656,705
	Other Assets Less Liabilities	2.99%	1,830,379
	Total Net Assets	100.00%	$61,239,878

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of June 30, 2018

Note 1 - Investment Valuation

The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$31,332,132	$31,332,132	$-	$-
Exchange-Traded Product	1,979,809	1,979,809	-	-
Mutual Fund	675,010	675,010	-	-
Real Estate Investment Trust	740,480	740,480	-	-
Corporate Bonds	11,453,924	-	11,453,924	-
Federal Agency Obligations	4,192,882	-	4,192,882	-
U.S. Treasury Notes	8,338,557	-	8,338,557	-
Call Options Purchased	40,000	-	40,000	-
Short-Term Investment	656,705	656,705	-	-
Total Assets	$59,409,499	$35,384,136	$24,025,363	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: August 29, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: August 29, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: August 29, 2018	Ashley E. Harris Treasurer and Principal Financial Officer